Warrants	12 Months Ended
May 31, 2020
Warrants
Warrants
20.	Warrants

The warrant details of the Company are as follows:

Type of warrant	Expiry date	Number of warrants	Weighted average price	Amount
Warrant	September 26, 2021	200,000	$3.14	$360
Warrant	January 30, 2022	7,022,472	9.26	—

		7,222,472	$9.09	$360

	May 31, 2020		May 31, 2019
	Number of warrants	Weighted average price	Number of warrants	Weighted average price
Outstanding, beginning of the year	2,292,800	$12.25	2,843,138	$10.52
Exercised during the year	(766,372)	1.50	(550,335)	3.29
Issued during the year	7,022,472	9.26	—	—
Expired during the year	(1,326,428)	19.84	(3)	1.75

Outstanding, end of the year	7,222,472	$9.09	2,292,800	$12.25